Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 10 - LEASES:

The Company’s leases include property and vehicle leases. The lease agreements are for periods of between 3 to 4 years and may include an option to extend the lease period.

In May 2025, the Company notified its office lessor of its intention not to exercise its option to renew the current lease contract, which expired on October 20, 2025, for an additional year. The financial effect of revising the lease term, which originally included the extension of the option, was a decrease in lease liabilities and right-of-use assets of $346 thousand.

In June 2025, the Company signed a new lease contract for its offices. The lease commenced on September 1, 2025, and will end on August 31, 2029, in exchange for an approximate monthly fee of $58 thousand until February 28, 2027, and approximately $75 thousand until August 31, 2029. In addition, the Company has an option to extend the lease period for another 2 periods of 2 years each, until August 31, 2031, and August 31, 2033, respectively.

Expenses relating to the short-term leases for the years ended December 31, 2025, 2024 and 2023 were $0, $0 and $63 thousand, respectively.

Right-of-use assets

	Property	Vehicles	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2025	1,642	48	1,690
Additions	2,947	54	3,001
Disposals	(1,449)	(4)	(1,453)
Balance as of December 31, 2025	3,140	98	3,238

Accumulated amortization:
Balance as of January 1, 2025	(1,159)	(33)	(1,192)
Additions	(379)	(21)	(400)
Disposals	1,104	-	1,104
Balance as of December 31, 2025	(434)	(54)	(488)
	2,706	44	2,750

Cost:
Balance as of January 1, 2024	1,642	77	1,719
Additions	-	16	16
Disposals	-	(45)	(45)
Balance as of December 31, 2024	1,642	48	1,690

Accumulated amortization:
Balance as of January 1, 2024	(896)	(44)	(940)
Additions	(263)	(19)	(282)
Disposals	-	30	30
Balance as of December 31, 2024	(1,159)	(33)	(1,192)
	483	15	498

Lease liabilities

	Property	Vehicles	Total
	U.S. dollars in thousands
Balance as of January 1, 2025	611	9	620
Additions	2,905	48	2,953
Disposals	(346)	-	(346)
Interest expense	96	6	102
Payments	(663)	(27)	(690)
Balance as of December 31, 2025	2,603	36	2,639

Short-term lease liabilities	673	19	692
Long-term lease liabilities	1,930	17	1,947
Balance as of December 31, 2025	2,603	36	2,639

Balance as of January 1, 2024	871	22	893
Additions	-	12	12
Disposals	-	(12)	(12)
Interest expense	131	1	132
Payments	(391)	(14)	(405)
Balance as of December 31, 2024	611	9	620

Short-term lease liabilities	350	9	359
Long-term lease liabilities	261	-	261
Balance as of December 31, 2024	611	9	620